UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [   ]; Amendment Number:  _____
This Amendment (Check only one.):		[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  	Charles Fayerweather
Address:	Hemenway & Barnes LLP
	60 State Street
	Boston, MA 02109

Form 13F File Number: 28-14138

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	John Aharonian
Title:	Duly Authorized
Phone:	617-619-8201

Signature, Place, and Date of Signing:

John Aharonian		Boston, MA		September 30, 2011
[Signature]	[City, State]	[Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings
 of this reporting manager are reported in this report.)

[  ]	13F NOTICE. (Check here if no holdings reported
 are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT. (Check here if a portion
 of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number	Name

28-_____
[Repeat as necessary.]


Report Summary:


Number of Other Included Managers:	2

Form 13F Information Table Entry Total:	80

Form 13F Information Table Value Total:	18719
				(x$1000)
List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.	Form 13F File Number	Name
3 	28-06281	Michael B. Elefante
6	28-10379	Kurt F. Somerville


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M                             Common Stock     88579y101      852    11872 SH       Sole                    11872
3M                             Common Stock     88579y101       72     1000 SH       Defined 06                        1000
ABB LTD SPON ADR               Common Stock     000375204      422    24725 SH       Sole                    24725
ABB LTD SPON ADR               Common Stock     000375204       58     3400 SH       Defined 06                        3400
ABB LTD SPON ADR               Common Stock     000375204       14      800 SH       Defined 03                         800
ANADARKO PETE                  Common Stock     032511107      181     2878 SH       Sole                     2878
ANADARKO PETE                  Common Stock     032511107       32      500 SH       Defined 03                         500
APPLE INC                      Common Stock     037833100      219      575 SH       Sole                      575
APTARGROUP                     Common Stock     038336103      653    14616 SH       Sole                    14616
APTARGROUP                     Common Stock     038336103       18      400 SH       Defined 03                         400
APTARGROUP                     Common Stock     038336103       63     1400 SH       Defined 06                        1400
AUTOMATIC DATA PROCESSING      Common Stock     053015103      473    10040 SH       Sole                    10040
AUTOMATIC DATA PROCESSING      Common Stock     053015103       42      900 SH       Defined 06                         900
AUTOMATIC DATA PROCESSING      Common Stock     053015103       19      400 SH       Defined 03                         400
BOMBARDIER                     Common Stock     097751200       55    15000 SH       Sole                    15000
CANADIAN NATL RAILWAY          Common Stock     136375102     1119    16805 SH       Sole                    16805
CANADIAN NATL RAILWAY          Common Stock     136375102      123     1850 SH       Defined 06                        1850
CANADIAN NATL RAILWAY          Common Stock     136375102       40      600 SH       Defined 03                         600
CENOVUS ENERGY                 Common Stock     15135u109      221     7191 SH       Sole                     7191
CENOVUS ENERGY                 Common Stock     15135u109       17      550 SH       Defined 06                         550
CHEVRON CORP NEW               Common Stock     166764100      144     1555 SH       Sole                     1555
CHEVRON CORP NEW               Common Stock     166764100      102     1100 SH       Defined 06                        1100
COVIDIEN                       Common Stock     G2554F113      246     5580 SH       Sole                     5580
COVIDIEN                       Common Stock     G2554F113       57     1300 SH       Defined 06                        1300
COVIDIEN                       Common Stock     G2554F113       11      250 SH       Defined 03                         250
CVS CAREMARK                   Common Stock     126650100      311     9246 SH       Sole                     9246
CVS CAREMARK                   Common Stock     126650100       76     2250 SH       Defined 06                        2250
CVS CAREMARK                   Common Stock     126650100       15      450 SH       Defined 03                         450
DEERE                          Common Stock     244199105      498     7715 SH       Sole                     7715
DEERE                          Common Stock     244199105       56      875 SH       Defined 06                         875
DEERE                          Common Stock     244199105       19      300 SH       Defined 03                         300
DEVON ENERGY                   Common Stock     25179m103      239     4305 SH       Sole                     4305
DEVON ENERGY                   Common Stock     25179m103       36      650 SH       Defined 06                         650
E M C CORP MASS                Common Stock     268648102      308    14675 SH       Sole                    14675
E M C CORP MASS                Common Stock     268648102       59     2800 SH       Defined 06                        2800
E M C CORP MASS                Common Stock     268648102        6      300 SH       Defined 03                         300
EMERSON ELECTRIC               Common Stock     291011104      766    18547 SH       Sole                    18547
EMERSON ELECTRIC               Common Stock     291011104       60     1450 SH       Defined 06                        1450
EMERSON ELECTRIC               Common Stock     291011104       21      500 SH       Defined 03                         500
ENCANA                         Common Stock     292505104      428    22296 SH       Sole                    22296
ENCANA                         Common Stock     292505104       55     2850 SH       Defined 06                        2850
ENCANA                         Common Stock     292505104       17      900 SH       Defined 03                         900
EXXON MOBIL                    Common Stock     30231g102     1227    16887 SH       Sole                    16887
EXXON MOBIL                    Common Stock     30231g102       36      500 SH       Defined 03                         500
EXXON MOBIL                    Common Stock     30231g102       87     1200 SH       Defined 06                        1200
GENERAL ELECTRIC               Common Stock     369604103      370    24303 SH       Sole                    24303
HONEYWELL INTL                 Common Stock     438516106      324     7375 SH       Sole                     7375
INTEL CORP                     Common Stock     458140100      530    24847 SH       Sole                    24847
INTEL CORP                     Common Stock     458140100       70     3300 SH       Defined 06                        3300
INTEL CORP                     Common Stock     458140100       21     1000 SH       Defined 03                        1000
INTL BUSINESS MACH             Common Stock     459200101      351     2008 SH       Sole                     2008
JOHNSON & JOHNSON              Common Stock     478160104      815    12802 SH       Sole                    12802
JOHNSON & JOHNSON              Common Stock     478160104       80     1250 SH       Defined 06                        1250
JOHNSON & JOHNSON              Common Stock     478160104       51      800 SH       Defined 03                         800
MERCK                          Common Stock     58933y105      432    13200 SH       Sole                    13200
MICROSOFT CORP                 Common Stock     594918104      384    15424 SH       Sole                    15424
MICROSOFT CORP                 Common Stock     594918104       35     1400 SH       Defined 06                        1400
NESTLE SA ADR                  Common Stock     641069406      752    13628 SH       Sole                    13628
NESTLE SA ADR                  Common Stock     641069406       70     1275 SH       Defined 06                        1275
NOBLE GROUP LTD                Common Stock     GB01CLC39       87    80363 SH       Sole                    80363
NOVARTIS AG ADR                Common Stock     66987V109      703    12605 SH       Sole                    12605
NOVARTIS AG ADR                Common Stock     66987V109       89     1600 SH       Defined 06                        1600
NOVARTIS AG ADR                Common Stock     66987V109       28      500 SH       Defined 03                         500
NOVOZYMES                      Common Stock     K46585350      526     3685 SH       Sole                     3685
NOVOZYMES                      Common Stock     K46585350       25      175 SH       Defined 03                         175
NOVOZYMES                      Common Stock     K46585350       43      300 SH       Defined 06                         300
PEPSICO                        Common Stock     713448108      638    10315 SH       Sole                    10315
PEPSICO                        Common Stock     713448108       67     1075 SH       Defined 06                        1075
PEPSICO                        Common Stock     713448108       19      300 SH       Defined 03                         300
PORTLAND GENL                  Common Stock     736508847      249    10500 SH       Sole                    10500
PORTLAND GENL                  Common Stock     736508847       45     1900 SH       Defined 06                        1900
PORTLAND GENL                  Common Stock     736508847        7      300 SH       Defined 03                         300
PROCTER & GAMBLE               Common Stock     742718109     1387    21952 SH       Sole                    21952
PROCTER & GAMBLE               Common Stock     742718109       87     1375 SH       Defined 06                        1375
PROCTER & GAMBLE               Common Stock     742718109       19      300 SH       Defined 03                         300
TEVA PHARMACEUTICAL            Common Stock     881624209      192     5165 SH       Sole                     5165
TEVA PHARMACEUTICAL            Common Stock     881624209       39     1050 SH       Defined 06                        1050
TEVA PHARMACEUTICAL            Common Stock     881624209       11      300 SH       Defined 03                         300
UNION PACIFIC                  Common Stock     907818108      519     6350 SH       Sole                     6350
WILMAR INTERNATIONAL LTD       Common Stock     YB17KC690       81    20000 SH       Sole                    20000